Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other liabilities
Retirement benefit liabilities (Note 5)	£ 119		£ 165
Deferred tax (Note 7)	266		454
Notes in circulation	2,109		2,152
Current tax	132		100
Accruals	1,125		1,047
Deferred income	362		451
Lease liabilities (Note 22)	1,823	£ 1,876
Other liabilities	1,034		1,581
Provisions for liabilities and charges	2,677		3,004
Total other liabilities	£ 9,647		£ 8,954